Document and Entity Information	Nov. 25, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2020
Entity Registrant Name	RR Donnelley & Sons Co
Entity Central Index Key	0000029669
Entity Emerging Growth Company	false
Entity File Number	1-4694
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-1004130
Entity Address, Address Line One	35 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	326-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	RRD
Security Exchange Name	NYSE
Preferred Stock [Member]
Document Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE